AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

December 31, 2023

(unaudited)

Principal Amount	General Obligation Bonds (27.8%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City (10.7%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$175,000	6.250%, 01/01/29	NR/A/NR	$177,664

	Chandler, Arizona
3,850,000	5.000%, 07/01/24	Aaa/AAA/AAA	3,891,811

	Goodyear, Arizona
2,000,000	3.000%, 07/01/40	Aa1/AA+/NR	1,815,060

	Goodyear McDowell Road Commercial Corridor Improvement District
805,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	822,122

	Peoria, Arizona
3,235,000	2.000%, 07/15/36	Aaa/NR/AAA	2,647,783

	Scottsdale, Arizona
1,500,000	4.000%, 07/01/40	Aaa/AAA/NR	1,559,370

	Tempe, Arizona
2,000,000	5.000%, 07/01/24	NR/AAA/AAA	2,021,020
2,770,000	5.000%, 07/01/41	NR/AAA/AAA	3,180,985

	Tempe Improvement District (Pier Town Lake)
1,000,000	5.000%, 01/01/29	Aa2/NR/NR	1,001,410

	Tucson, Arizona
3,000,000	5.000%, 07/01/24	Aa3/AA/AAA	3,031,830
	Total City		20,149,055

	Community College (0.5%)
	Pinal Co. Community College District
1,000,000	3.000%, 07/01/34	NR/AA-/NR	981,350

	County (4.1%)
	Maricopa Co. Special Health Care District
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,285,510
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,633,125

	Yavapai Co. Jail District
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,726,049

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,019,330
	Total County		7,664,014

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (10.3%)
	Gila Co. Unified School District No. 10 (Payson)
$1,000,000	5.000%, 07/01/28	Aa2/NR/NR	$1,009,770

	Maricopa Co. Elementary School District No. 1 (Phoenix)
1,455,000	5.000%, 07/01/41 AGMC Insured	NR/AA/NR	1,637,733

	Maricopa Co. Elementary School District No. 40 (Glendale)
2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	1,734,833

	Maricopa Co. Elementary School District No. 59 (Laveen)
1,120,000	5.000%, 07/01/26	Aa1/NR/NR	1,184,366

	Maricopa Co. Elementary School District No. 62 (Union)
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	600,955

	Maricopa Co. Elementary School District No. 66 (Roosevelt)
1,100,000	5.000%, 07/01/40 BAMAC Insured	A1/AA/NR	1,234,233

	Maricopa Co. High School District No. 214 (Tolleson)
2,000,000	5.000%, 07/01/24	Aaa/AA/NR	2,020,240
2,665,000	4.000%, 07/01/34	Aaa/AA/NR	2,812,801

	Maricopa Co. Unified School District No. 11 (Peoria)
1,480,000	4.000%, 07/01/25	Aa3/AA-/NR	1,481,243

	Maricopa Co. Unified School District No. 41 (Gilbert)
1,265,000	4.000%, 07/01/24	Aa1/AA-/NR	1,272,375

	Maricopa Co. Unified School District No. 48 (Scottsdale)
2,350,000	3.000%, 07/01/34	Aa1/AA/NR	2,308,241

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	519,285

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	430,432

	Pima Co. Unified School District No. 6 (Marana)
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,022,920
	Total School District		19,269,427

	Special District (2.2%)
	Estrella Mountain Ranch Community Facilities District
155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	165,957

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	Aa2/A-/NR	502,670

	Mystic Lake Pleasant Heights Community Facilities District
470,000	3.000%, 07/15/28 BAMAC Insured	NR/AA/NR	471,029

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Special District (continued)
	Verrado Community Facilities District #1
$2,020,000	5.000%, 07/15/26 BAMAC Insured	NR/AA/NR	$2,116,394

	Vistancia Community Facilities District
850,000	4.000%, 07/15/25 BAMAC Insured	Aa2/AA/NR	864,663
	Total Special District		4,120,713
	Total General Obligation Bonds		52,184,559

	Revenue Bonds (61.9%)
	Airport (7.6%)
	Phoenix Civic Improvement Corp. Airport Bonds
4,000,000	4.000%, 07/01/40	Aa3/A+/NR	4,048,440
3,825,000	5.000%, 07/01/26 AMT	Aa2/AA-/NR	3,991,120
2,595,000	5.000%, 07/01/27 AMT	Aa2/AA-/NR	2,761,651
1,300,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	1,421,394
1,950,000	4.000%, 07/01/38 AMT	Aa3/A+/NR	1,961,427
	Total Airport		14,184,032

	Charter Schools (2.4%)
	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	434,730

	Arizona Industrial Development Authority (Equitable Schools)
1,000,000	5.000%, 11/01/28	NR/A/NR	1,084,500
2,000,000	4.000%, 11/01/40	NR/A/NR	2,016,280

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	916,130
	Total Charter Schools		4,451,640

	Electric (4.0%)
	Salt River Agricultural Improvement & Power District
3,000,000	4.000%, 01/01/41	Aa1/AA+/NR	3,070,980
4,000,000	5.000%, 01/01/47	Aa1/AA+/NR	4,482,600
	Total Electric		7,553,580

	Excise Tax (5.6%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA+/AA	407,876

	Chandler Excise Tax
2,875,000	5.000%, 07/01/26	Aaa/AAA/AAA	3,050,260

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	514,620

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,443,351

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Excise Tax (continued)
	Phoenix Civic Improvement Corp. (Civic Plaza)
$2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	$2,204,600

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,771,198

	Scottsdale Municipal Property Corp. (Aviation)
1,100,000	5.000%, 07/01/28 AMT	Aa1/AAA/AA+	1,175,350
	Total Excise Tax		10,567,255

	Healthcare (7.0%)
	Arizona Industrial Development Authority (Phoenix Children's Hospital)
1,000,000	3.000%, 02/01/45	A1/A+/AA-	805,740

	Maricopa Co. Industrial Development Authority (Banner Health)
500,000	4.000%, 01/01/48	NR/AA-/AA-	483,515
5,000,000	5.000%, 01/01/48	NR/AA-/AA-	5,069,850
2,000,000	5.000%, 01/01/53	NR/AA-/AA-	2,085,800

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,284,043
2,000,000	3.000%, 09/01/51	A2/NR/A+	1,454,520

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,000,570
	Total Healthcare		13,184,038

	Higher Education (7.6%)
	Arizona Board of Regents (Arizona State University System) Green Bonds
2,500,000	5.500%, 07/01/48	Aa2/AA/NR	2,906,400

	Arizona Board of Regents (Arizona State University System) VRDO***
5,320,000	3.850%, 07/01/34	Aa2/AA/NR	5,320,000

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,000,000	3.125%, 08/01/39	Aa3/A+/NR	905,120

	Arizona Board of Regents (University of Arizona System)
2,500,000	5.000%, 06/01/30	Aa2/AA-/NR	2,575,575
105,000	4.000%, 06/01/38	Aa2/AA-/NR	109,515

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
400,000	5.000%, 07/01/33	Baa3/NR/NR	417,364
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,267,850

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
$250,000	5.000%, 07/01/27	Baa3/NR/NR	$259,908
200,000	5.000%, 07/01/30	Baa3/NR/NR	211,706
300,000	5.000%, 07/01/32	Baa3/NR/NR	316,404
	Total Higher Education		14,289,842

	Housing (1.9%)
	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,744,055	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	3,628,395

	Lease (2.7%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	601,140

	Maricopa Co. Unified School District No. 60 (Higley) COP
1,000,000	4.250%, 06/01/47 AGMC Insured	NR/AA/NR	1,003,590

	Nogales Municipal Development Authority, Inc.
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	649,680
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	846,531
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,041,360
	Total Lease		5,142,301

	Pollution Control (2.4%)
	Coconino Co. Pollution Control (Nevada Power Co.)
2,000,000	4.125%, 09/01/32 AMT	A2/A/NR	2,018,200
1,000,000	3.750%, 03/01/39	A2/A/NR	1,008,810

	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	342,791
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	228,368

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	2.400%, 06/01/35	A2/A-/A-	816,240
	Total Pollution Control		4,414,409

	Resource Recovery (3.1%)
	Chandler Industrial Development Authority (Intel Corporation Project)
5,000,000	5.000%, 09/01/52 AMT	A2/A/NR	5,201,800

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	516,001
	Total Resource Recovery		5,717,801

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (3.0%)
	Arizona Sports & Tourism Authority (Multipurpose Stadium Facility Project)
$5,000,000	5.000%, 07/01/30 BAMAC Insured	A1/AA/A	$5,617,700

	Senior Living Facilities (1.2%)
	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities) †††
620,000	5.000%, 01/01/28	NR/CCC-/NR	498,790
555,000	5.000%, 01/01/29	NR/CCC-/NR	435,492
1,205,000	5.000%, 01/01/30	NR/CCC-/NR	912,269
655,000	4.000%, 01/01/33	NR/CCC-/NR	405,340
	Total Senior Living Facilities		2,251,891

	Transportation (1.9%)
	Arizona State Transportation Board Highway Revenue Refunding
3,500,000	5.000%, 07/01/25	Aa1/AA+/NR	3,620,260

	Utility (5.2%)
	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA+/NR	500,660

	Mesa Utility System
5,000,000	5.000%, 07/01/36	Aa3/A+/NR	6,051,600

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,203,820
	Total Utility		9,756,080

	Water/Sewer (6.3%)
	Phoenix Civic Improvement Corp. Junior Lien Water System Revenue
1,500,000	5.500%, 07/01/24 Series 2001 NPFG/FGIC Insured	Aa2/AAA/NR	1,519,350
3,000,000	5.000%, 07/01/36 Series 2016	Aa2/AAA/NR	3,144,240
6,365,000	5.000%, 07/01/45 Series 2021A	Aa2/AAA/NR	7,062,413
	Total Water/Sewer		11,726,003
	Total Revenue Bonds		116,105,227

Principal Amount	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (5.7%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation\ Escrowed to Maturity Bonds (1.9%)
	City (0.7%)
	Tempe, Arizona
$1,295,000	3.750%, 07/01/34	NR/NR/NR*	$1,313,454

	State (1.2%)
	Arizona State COP
2,220,000	5.000%, 10/01/24 ETM	Aa2/AA-/NR	2,255,098
	Total Pre-Refunded General Obligation Bonds\ Escrowed to Maturity Bonds		3,568,552

	Pre-Refunded Revenue Bonds (3.8%)
	Healthcare (1.1%)
	Maricopa Co. Hospital Revenue (Sun Health)
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,135,328

	Transportation (2.7%)
	Arizona State Transportation Board Highway Revenue Refunding
5,000,000	5.000%, 07/01/30	Aa1/AA+/NR	5,044,450
	Total Pre-Refunded Revenue \ Escrowed to Maturity Bonds		7,179,778
	Total Pre-Refunded Bonds		10,748,330
	Total Municipal Bonds (cost $180,197,471)		179,038,116

Shares	Short-Term Investment (3.1%)
5,774,155	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.25%** (cost $5,774,155)	Aaa-mf/AAAm/NR	5,774,155

	Total Investments (cost $185,971,626-note b)	98.5%	184,812,271
	Other assets less liabilities	1.5	2,869,192
	Net Assets	100.0%	$187,681,463

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	23.3%
Pre-refunded bonds\ ETM bonds††	6.0
Aa of Moody's or AA of S&P or Fitch	55.8
A of Moody's or S&P or Fitch	11.9
Baa of Moody's or BBB of Fitch	1.7
CCC of S&P	1.3
100%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated
VRDO - Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
†††	Illiquid securities: Represents 1.2% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $185,455,362 amounted to $643,091, which consisted of aggregate gross unrealized appreciation of $3,079,954 and aggregate gross unrealized depreciation of $3,723,045.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices – Short-Term Investment	$5,774,155
Level 2 – Other Significant Observable Inputs - Municipal Bonds	179,038,116
Level 3 – Significant Unobservable Inputs	—
Total	$184,812,271

+ See schedule of investments for a detailed listing of securities.